INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
INCOME TAXES
Income (loss) before income taxes

	Year Ended December 31,
(in thousands)	2018	2017
Domestic	$(18,190)	$(35,993)
Foreign	—	(393)
Loss from continuing operations	(18,190)	(36,386)
Loss from discontinued operations	(15,002)	(25,318)
Loss before income tax expense (benefit)	$(33,192)	$(61,704)

Summary of income tax expense (benefit)

	Year Ended December 31,
(in thousands)	2018	2017
Current:
State	$(3)	$(1)
Foreign	(522)	404
Total current	(525)	403
Deferred:
Federal	(7,044)	(7,369)
State	(194)	110
Foreign	6	1,675
Total deferred	(7,232)	(5,584)
Income tax expense (benefit)	$(7,757)	$(5,181)

Income tax expense (benefit) allocated between continuing operations and discontinued operations

	Year Ended December 31,
(in thousands)	2018	2017
Continuing operations	$(4,400)	$(6,367)
Discontinued operations	(3,357)	1,186
Income tax expense (benefit)	$(7,757)	$(5,181)

Schedule of effective income tax rate for continuing operations

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Effective income tax rate for continuing operations	(20.6)%	(8.2)%	9.7%	(6.9)%

	Year Ended December 31,
	2018		2017
(in thousands)	Amount	Percent	Amount	Percent
Tax expense (benefit) computed at the maximum U.S. statutory rate	$(3,820)	21.0%	$(12,735)	35.0%
Difference resulting from state income taxes, net of federal income tax benefits	(483)	2.7%	(772)	2.1%
Foreign tax rate differences	—	—%	138	(0.4)%
Deferred tax impacts of the Tax Act	—	—%	(5,430)	14.9%
Non-deductible business disposition costs	—	—%	4,266	(11.7)%
Non-deductible expenses, other	136	(0.7)%	236	(0.6)%
Transition tax from Tax Act inclusion	—	—%	2,587	(7.1)%
Change in net operating loss carryforward	(581)	3.2%	889	(2.4)%
Change in valuation allowance	(2,136)	11.7%	7,165	(19.7)%
Change in accrual for uncertain tax positions	—	—%	(31)	0.1%
Change in foreign tax credits	1,811	(10.0)%	(74)	0.2%
Stock-based compensation (ASU 2016-09)	—	—%	(2,588)	7.1%
Other, net	673	(3.7)%	(18)	—%
Total tax expense (benefit)	$(4,400)	24.2%	$(6,367)	17.5%

Components of deferred income tax assets and liabilities

	December 31,
(in thousands)	2018	2017
Assets:
Cost in excess of identifiable net assets of business acquired	$6,633	$7,534
Reserves and other accruals	4,328	5,555
Tax credit carryforwards	7,819	12,564
Accrued compensation and benefits	1,946	2,509
State net operating loss carryforwards	10,843	8,937
Federal net operating loss carryforwards	47,382	38,990
Gain/loss on assets held for sale	1,393	1,393
Other	782	—
	81,126	77,482
Liabilities:
Indefinite life intangibles	(10,876)	(10,075)
Property and equipment	(248)	(262)
Other	—	(720)
Net deferred tax assets	70,002	66,425
Valuation allowance for net deferred tax assets	(72,684)	(76,346)
Net deferred tax liability after valuation allowance	$(2,682)	$(9,921)

Reconciliation of unrecognized tax benefits

	Year Ended December 31,
(in thousands)	2018	2017
Unrecognized tax benefits at January 1	$3,328	$4,150
Change in unrecognized tax benefits taken during a prior period	—	(687)
Reductions to unrecognized tax benefits from lapse of statutes of limitations	(233)	(135)
Unrecognized tax benefits at December 31	$3,095	$3,328

Unrecognized tax benefits from discontinued operations at December 31	$1,194	$1,427
Unrecognized tax benefits from continuing operations at December 31	1,901	1,901
	$3,095	$3,328

Presentation of open tax years by jurisdiction

Tax Jurisdiction	Examination in Progress	Open Tax Years for Examination
United States	None	2006 to Present
Mexico	None	2013 to Present
China	None	2010 to Present
The Netherlands	None	2015 to Present